Commitments and Contingencies (Details Narrative) - Digital Art [Member] - Sanctum Agreement [Member]	Jul. 01, 2022 USD ($)	May 19, 2022 USD ($)	Apr. 06, 2022 USD ($) Integer	Apr. 04, 2022 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Number of assets | Integer			20,000
Payment for asset		$ 40,333.33	$ 121,000	$ 40,333.33
Subsequent Event [Member]
Indefinite-Lived Intangible Assets [Line Items]
Payment for asset	$ 40,333.33